Eaton Vance
California Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 133.2%
Security	Principal Amount (000's omitted)	Value
Education — 10.7%
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/43	$2,105	$ 2,219,259
Green Bonds, 5.00%, 10/1/48	3,000	3,132,870
California State University, 5.00%, 11/1/41(1)	9,550	9,927,989
University of California, 5.00%, 5/15/46(1)	12,050	12,494,645
		$ 27,774,763
Electric Utilities — 4.2%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$ 2,118,520
Sacramento Municipal Utility District, CA:
Green Bonds, 5.00%, 8/15/50(1)	7,000	7,693,560
Green Bonds, 5.00%, 8/15/53	1,000	1,133,390
		$ 10,945,470
General Obligations — 57.1%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 5,100,200
Alisal Union School District, CA, (Election of 2016), 4.25%, 8/1/54	10,180	10,434,093
Alum Rock Union Elementary School District, CA, (Election of 2016), 5.25%, 8/1/47	1,100	1,246,729
Brentwood Union School District, CA, (Election 2016), 5.25%, 8/1/52	4,250	4,741,087
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,760	1,442,443
California:
4.75%, 12/1/42	3,000	3,202,020
5.00%, 9/1/52(1)	10,000	11,178,900
5.25%, 9/1/53(1)	10,000	11,526,000
Chaffey Joint Union High School District, CA, (Election of 2012), 4.00%, 8/1/49(1)	11,900	12,011,860
El Camino Community College District, CA, (Election of 2012), 5.00%, 8/1/48(1)	10,000	10,711,900
Fort Bragg Unified School District, CA, (Election of 2020):
4.00%, 8/1/42	1,350	1,381,590
4.125%, 8/1/47	1,000	1,016,370
Jefferson Elementary School District, CA, (Election of 2022):
4.25%, 9/1/43	1,000	1,052,490
5.00%, 9/1/49	1,440	1,616,083
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	1,465	1,758,132
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/53	$7,430	$ 8,425,546
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	7,200	7,337,520
Pasadena Area Community College District, CA, (Election of 2022), 4.00%, 8/1/52	3,750	3,796,875
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	397,045
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	1,665	1,691,091
San Diego Unified School District, CA, (Election of 2022), Sustainablility Bonds, 5.00%, 7/1/48(1)	10,000	11,424,000
San Jose, CA, 5.00%, 9/1/49(1)	10,000	10,792,100
San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/43	9,450	9,663,759
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	4,000	4,121,480
Sierra Joint Community College District, CA, (Election of 2018), 4.00%, 8/1/48	1,000	1,023,120
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	3,000	3,039,000
Sweetwater Union High School District, CA, (Election of 2018), 5.00%, 8/1/52	5,000	5,486,450
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/51	3,220	3,255,645
		$ 148,873,528
Hospital — 10.0%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$10,025	$ 10,154,824
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	2,130	2,131,555
5.00%, 11/15/35	3,040	3,042,128
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44	4,900	4,901,176
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	5,250	5,212,095
University of California Medical Center, 3.95%, 5/15/45(2)	500	500,000
		$ 25,941,778
Housing — 5.4%
California Municipal Finance Authority, (Caritas):
4.00%, 8/15/51	$435	$ 384,740
Social Bonds, 5.25%, 8/15/53	900	948,744

Eaton Vance
California Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	$5,000	$ 5,050,600
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(3)	2,680	1,832,047
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	4,510	4,819,793
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	345	255,593
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/46	925	737,614
		$ 14,029,131
Insured - Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,740	$ 3,695,457
		$ 3,695,457
Insured - General Obligations — 14.6%
Antioch Unified School District, CA, (BAM), 4.00%, 8/1/47	$3,375	$ 3,405,814
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	1,500	1,206,390
Bellevue Union School District, CA, (Election of 2020), (AGM), 3.125%, 8/1/44	400	342,460
Center Joint Unified School District, CA, (Election of 2008), (BAM), 3.00%, 8/1/46	1,000	847,180
Coalinga-Huron Joint Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/48	1,000	1,095,120
(BAM), 5.25%, 8/1/53	2,750	3,040,922
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	750	586,965
Duarte Unified School District, CA, (Election of 2020), (AGM), 4.25%, 8/1/48	3,500	3,639,475
Eastside Union School District, CA, (Election of 2022):
(BAM), 5.50%, 8/1/48	1,500	1,738,245
(BAM), 5.50%, 8/1/53	1,500	1,725,615
El Monte City School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/47	1,000	1,010,510
Fair Oaks Recreation and Park District, CA, (Election of 2018), (BAM), 5.75%, 8/1/51	1,700	1,949,016
McFarland Unified School District, CA, (Election of 2020):
(BAM), 3.00%, 11/1/49	750	589,560
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
McFarland Unified School District, CA, (Election of 2020): (continued)
(BAM), 4.50%, 11/1/52	$4,500	$ 4,632,435
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	2,000	2,034,280
Pittsburg Unified School District, CA, (Election of 2018), (AGM), 4.25%, 8/1/49	750	769,298
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/25	3,955	3,778,488
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/53	5,000	5,780,750
		$ 38,172,523
Insured - Hospital — 1.7%
California Health Facilities Financing Authority, (Adventist Health System), (AGM), 4.00%, 3/1/39	$4,220	$ 4,235,487
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	160	176,960
		$ 4,412,447
Insured - Special Tax Revenue — 1.7%
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure Projects):
(AGM), 5.00%, 8/1/43	$2,145	$ 2,423,335
(AGM), 5.25%, 8/1/53	1,815	2,026,647
		$ 4,449,982
Insured - Transportation — 1.2%
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/27	$3,520	$ 3,202,074
		$ 3,202,074
Insured - Water and Sewer — 0.7%
Mountain House Public Financing Authority, CA, Green Bonds, (BAM), 4.25%, 12/1/52	$1,750	$ 1,772,960
		$ 1,772,960
Other Revenue — 1.1%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,000	$ 1,063,120
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,798,328
		$ 2,861,448

Eaton Vance
California Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 0.9%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	$2,050	$ 1,910,272
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(3)	105	104,830
Green Bonds, 5.00%, 11/15/46(3)	450	415,390
		$ 2,430,492
Special Tax Revenue — 5.6%
Jurupa Public Financing Authority, CA, 5.00%, 9/1/30	$425	$ 430,958
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,645	3,666,797
San Bernardino County Transportation Authority, CA, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	10,421,169
		$ 14,518,924
Transportation — 13.5%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
4.125%, 4/1/54	$3,000	$ 3,036,840
(LOC: Barclays Bank PLC), 3.90%, 4/1/55(2)	1,800	1,800,000
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/43(1)	10,000	10,532,800
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	3,750	4,014,675
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	5,215,800
San Francisco Municipal Transportation Agency, CA, Green Bonds, 5.00%, 3/1/51(1)	10,000	10,694,100
		$ 35,294,215
Water and Sewer — 3.4%
Los Angeles, CA, Wastewater System Revenue, 5.00%, 6/1/43(1)	$7,500	$ 7,502,925
Santa Clara Valley Water District, CA, Green Bonds, 5.00%, 8/1/49	1,100	1,240,096
		$ 8,743,021
Total Tax-Exempt Municipal Obligations (identified cost $338,411,718)		$ 347,118,213

Taxable Municipal Obligations — 5.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(3)	$1,415	$ 1,219,461
		$ 1,219,461
General Obligations — 1.9%
Monterey Peninsula Community College District, CA, (Election of 2020):
2.861%, 8/1/46	$1,000	$ 701,620
2.951%, 8/1/51	1,400	950,796
Ohlone Community College District, CA, 2.443%, 8/1/35	535	420,103
Robla School District, CA, 2.602%, 8/1/40	615	446,146
Santa Maria-Bonita School District, CA, 3.071%, 8/1/39	2,000	1,599,580
Tustin Unified School District, CA, 2.649%, 8/1/42	1,125	809,944
		$ 4,928,189
Housing — 0.3%
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 4.50%, 9/15/56	$985	$ 743,084
		$ 743,084
Insured - General Obligations — 1.7%
Palmdale School District, CA, (AGM), 2.948%, 8/1/47	$5,000	$ 3,489,300
Sanger Unified School District, CA, (BAM), 2.834%, 8/1/44	1,250	873,538
		$ 4,362,838
Other Revenue — 1.1%
Central Marin Police Authority, CA, 3.101%, 2/1/41	$1,000	$ 752,940
Corte Madera, CA, Pension Obligation Bonds, 3.257%, 6/1/45	940	705,103
National City, CA, Pension Obligation Bonds, 3.423%, 11/1/42	2,000	1,553,720
		$ 3,011,763
Total Taxable Municipal Obligations (identified cost $19,220,320)		$ 14,265,335

Eaton Vance
California Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,000	$ 981,430
Total Trust Units (identified cost $994,570)		$ 981,430
Total Investments — 139.1% (identified cost $358,626,608)		$ 362,364,978
Other Assets, Less Liabilities — (39.1)%		$(101,883,769)
Net Assets — 100.0%		$ 260,481,209
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $3,571,729 or 1.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 16.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 7.3% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at December 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$347,118,213	$ —	$347,118,213
Taxable Municipal Obligations	—	14,265,335	—	14,265,335
Trust Units	—	981,430	—	981,430
Total Investments	$ —	$362,364,978	$ —	$362,364,978

Eaton Vance
California Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.